Derivative Financial Instruments - Summary of Amounts Recorded in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Other Noncurrent Assets
Derivatives, Fair Value [Line Items]
Other assets	$ 4	$ 2	$ 4
Other Noncurrent Liabilities
Derivatives, Fair Value [Line Items]
Other liabilities	(11)	(13)
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Other assets	0	0
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other liabilities	$ (3)	$ 0